Stockholders' equity	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Stockholders' equity
16.	Stockholders’ equity

(1)	Common stock

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2013, 2014 and 2015 have resulted from the following:

Number of shares
Balance at March 31, 2012	1,004,638,164
Stock issued under exchange offering	7,312,042

Balance at March 31, 2013	1,011,950,206
Exercise of stock acquisition rights	134,800
Conversion of zero coupon convertible bonds	32,622,761

Balance at March 31, 2014	1,044,707,767
Exercise of stock acquisition rights	948,500
Conversion of zero coupon convertible bonds	124,116,993

Balance at March 31, 2015	1,169,773,260

At March 31, 2015, 17,019,400 shares of common stock would be issued upon the exercise of all stock acquisition rights outstanding.

Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half of the conversion proceeds to the common stock account and the remainder to the additional paid-in capital account.

Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act. No common stock had been acquired by the resolution of the Board of Directors during the fiscal years ended March 31, 2013, 2014 and 2015.

(2)	Retained earnings

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2015 was 274,810 million yen. Sony Corporation decided, at the meeting of its Board of Directors held on September 17, 2014, that no cash dividends would be paid for the fiscal year ended March 31, 2015.

Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 20,650 million yen and 20,986 million yen at March 31, 2014 and 2015, respectively.

(3)	Other comprehensive income

Other comprehensive income for the fiscal year ended March 31, 2013 was comprised of the following:

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2013:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*[1]	114,599	(36,198)	63,596
Less : Reclassification adjustment included in net income	(34,686)	14,328	(20,358)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(69)	12	(57)
Less : Reclassification adjustment included in net income	615	(250)	365
Pension liability adjustment*[1]	(8,476)	1,853	(4,983)
Foreign currency translation adjustments —
Translation adjustments arising during the period*[1]	160,425	(2,534)	159,149
Less : Reclassification adjustment included in net income*[2]	3,927	—	3,927

Other comprehensive income (loss)	236,335	(22,789)	201,639

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2013	109,079	(742)	(191,816)	(556,016)	(639,495)
Other comprehensive income before reclassifications	24,388	103	6,896	158,884	190,271
Amounts reclassified out of accumulated other comprehensive income	(5,078)	639	4,987	—	548

Net current-period other comprehensive income	19,310	742	11,883	158,884	190,819
Less: Other comprehensive income attributable to noncontrolling interests	880	—	106	1,923	2,909

Balance at March 31, 2014	127,509	—	(180,039)	(399,055)	(451,585)

	Yen in millions
	Unr ealized gains (losses) on securities	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2014	127,509	(180,039)	(399,055)	(451,585)
Other comprehensive income before reclassifications	53,069	(22,552)	67,334	97,851
Amounts reclassified out of accumulated other comprehensive income*2	(14,351)	1,365	(1,544)	(14,530)

Net current-period other comprehensive income	38,718	(21,187)	65,790	83,321
Less: Other comprehensive income attributable to noncontrolling interests	12,074	(95)	5,040	17,019

Balance at March 31, 2015	154,153	(201,131)	(338,305)	(385,283)

*1	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.

*2	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income		Affected line items in consolidated statements of income
	2014	2015
Unrealized gains (losses) on securities	(881)	(10,515)	Financial services revenue
	(7,801)	(7,942)	Gain on sale of securities investments, net
	461	—	Other

Total before tax	(8,221)	(18,457)
Tax expense or (benefit)	3,143	4,106

Net of tax	(5,078)	(14,351)

Unrealized gains (losses) on derivative instruments	471	—	Interest
	348	—	Foreign exchange loss, net

Total before tax	819	—
Tax expense or (benefit)	(180)	—

Net of tax	639	—

Pension liability adjustment	5,440	2,615 *
Tax expense or (benefit)	(453)	(1,250)

Net of tax	4,987	1,365

Foreign currency translation adjustments	—	(1,544)	Foreign exchange loss, net
Tax expense or (benefit)	—	—

Net of tax	—	(1,544)

Total amounts reclassified out of accumulated other comprehensive income, net of tax-	548	(14,530)

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

(4)	Equity transactions with noncontrolling interests

Net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Net income (loss) attributable to Sony Corporation’s stockholders	41,540	(128,369)	(125,980)
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(57,364)	28	(2,483)

Change from net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	(15,824)	(128,341)	(128,463)

In September 2012, Sony conducted a tender offer to purchase additional common shares of So-net Entertainment Corporation (“So-net”). As a result, Sony’s equity ownership increased to 95.95%. On January 1, 2013, Sony acquired the remaining 4.05% equity ownership of So-net through a share exchange. The difference between cash consideration paid or the fair value of the shares of Sony delivered to the noncontrolling interests and the decrease in the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in capital of 38,715 million yen. So-net subsequently changed its name to So-net Corporation, effective July 1, 2013.

In March 2013, Sony completed the acquisition of an additional 32.39% of the shares of Multi Screen Media Private Limited (“MSM”), which operates television networks in India . As a result of this transaction, Sony’s total equity interest in MSM increased to 94.39%. The aggregate cash consideration for the additional shares was 271 million U.S. dollars, of which 145 million U.S. dollars was paid at the closing of the transaction. The remaining payments of 63 million U.S. dollars, 21 million U.S. dollars and 42 million U.S. dollars were made during the fiscal years ended March 31, 2014 and 2015, and on April 10, 2015, respectively. The difference between cash consideration paid and the decrease in the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in capital of 18,450 million yen. In the fiscal year ended March 31, 2015, Sony acquired the remaining 5.61% equity ownership of MSM for aggregate cash consideration of 42 million U.S. dollars, 28 million U.S. dollars of which was paid during the fiscal year ended March 31, 2015 and 14 million U.S. dollars of which was paid on April 10, 2015.